CHANGES IN OPERATING ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2018
CHANGES IN OPERATING ASSETS AND LIABILITIES
CHANGES IN OPERATING ASSETS AND LIABILITIES
CHANGES IN OPERATING ASSETS AND LIABILITIES

Year ended December 31,	2018	2017	2016
(millions of Canadian dollars)
Accounts receivable and other	857	(783)	(437)
Accounts receivable from affiliates	54	24	(7)
Inventory	164	(289)	(371)
Deferred amounts and other assets	226	(138)	(183)
Accounts payable and other	(151)	277	386
Accounts payable to affiliates	(122)	(62)	71
Interest payable	25	124	20
Other long-term liabilities	(138)	509	153
	915	(338)	(368)